Share Capital and Reserves (Details) - Schedule of share capital number of shares - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of share capital number of shares [Abstract]
Common shares	155,969,226	90,691,449
Total outstanding shares	155,969,226	90,691,449